DIRECT HOSPITALITY EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information on direct hospitality expense
The components of direct hospitality expense are as follows:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Employee compensation and benefits	$180	$370	$318
Cost of food, beverage, and retail goods sold	142	294	273
Maintenance and utilities	112	155	175
Marketing and advertising	28	71	75
Other	166	329	395
Total direct hospitality expense	$628	$1,219	$1,236